Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.51%
Aerospace & Defense–4.20%
Lockheed Martin Corp.	67,440	$26,305,647
United Technologies Corp.	67,037	9,151,891
		35,457,538
Automotive Retail–0.87%
O’Reilly Automotive, Inc.(b)	18,353	7,313,854
Brewers–1.00%
Anheuser-Busch InBev S.A./N.V. (Belgium)	88,984	8,471,276
Communications Equipment–2.06%
Motorola Solutions, Inc.	102,092	17,397,498
Computer & Electronics Retail–1.15%
Best Buy Co., Inc.	141,176	9,739,732
Consumer Finance–4.47%
American Express Co.	137,548	16,269,178
Capital One Financial Corp.	236,445	21,511,766
		37,780,944
Data Processing & Outsourced Services–1.32%
Mastercard, Inc., Class A	40,895	11,105,855
Distillers & Vintners–0.91%
Constellation Brands, Inc., Class A	36,869	7,642,206
Diversified Banks–5.00%
Danske Bank A/S (Denmark)	114,093	1,588,362
JPMorgan Chase & Co.	345,096	40,614,348
		42,202,710
Financial Exchanges & Data–1.80%
Moody’s Corp.	74,349	15,228,906
Health Care Equipment–3.71%
Boston Scientific Corp.(b)	100,857	4,103,871
Medtronic PLC	110,781	12,033,032
Zimmer Biomet Holdings, Inc.	110,336	15,145,823
		31,282,726
Health Care Facilities–1.29%
HCA Healthcare, Inc.	90,480	10,895,602
Home Improvement Retail–2.49%
Home Depot, Inc. (The)	90,571	21,014,283
Homebuilding–0.73%
D.R. Horton, Inc.	116,954	6,164,645
Household Products–4.02%
Procter & Gamble Co. (The)	272,602	33,906,237
Shares		Value
Industrial Conglomerates–2.05%
Honeywell International, Inc.	102,385	$17,323,542
Industrial Machinery–1.08%
Stanley Black & Decker, Inc.	62,919	9,086,133
Industrial REITs–1.07%
Prologis, Inc.	106,334	9,061,783
Insurance Brokers–1.75%
Marsh & McLennan Cos., Inc.	147,578	14,765,179
Integrated Oil & Gas–4.00%
Chevron Corp.	97,804	11,599,554
Suncor Energy, Inc. (Canada)	702,327	22,179,487
		33,779,041
Integrated Telecommunication Services–2.03%
Verizon Communications, Inc.	283,379	17,104,756
Interactive Media & Services–3.45%
Facebook, Inc., Class A(b)	163,402	29,098,628
Internet & Direct Marketing Retail–5.89%
Amazon.com, Inc.(b)	17,621	30,588,470
Booking Holdings, Inc.(b)	9,772	19,178,625
		49,767,095
IT Consulting & Other Services–1.10%
Amdocs Ltd.	140,266	9,272,985
Life Sciences Tools & Services–1.53%
Thermo Fisher Scientific, Inc.	44,446	12,945,786
Managed Health Care–3.16%
UnitedHealth Group, Inc.	122,852	26,698,197
Multi-Sector Holdings–3.19%
Berkshire Hathaway, Inc., Class B(b)	129,333	26,903,851
Multi-Utilities–2.34%
WEC Energy Group, Inc.	207,709	19,753,126
Oil & Gas Equipment & Services–1.15%
Schlumberger Ltd.	282,984	9,669,563
Oil & Gas Storage & Transportation–1.55%
Magellan Midstream Partners, L.P.	197,444	13,084,614
Other Diversified Financial Services–2.01%
AXA Equitable Holdings, Inc.	767,165	17,000,376
Pharmaceuticals–5.23%
AstraZeneca PLC, ADR (United Kingdom)	305,742	13,626,921
Elanco Animal Health, Inc.(b)	128,863	3,426,467

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.	321,535	$27,066,816
		44,120,204
Property & Casualty Insurance–1.52%
Progressive Corp. (The)	166,118	12,832,616
Railroads–1.63%
Union Pacific Corp.	85,158	13,793,893
Regional Banks–0.11%
SVB Financial Group(b)	4,470	934,007
Restaurants–0.94%
Starbucks Corp.	90,159	7,971,859
Semiconductor Equipment–1.82%
Applied Materials, Inc.	308,767	15,407,473
Semiconductors–3.73%
Analog Devices, Inc.	92,582	10,344,187
QUALCOMM, Inc.	104,103	7,940,977
Texas Instruments, Inc.	102,172	13,204,709
		31,489,873
Soft Drinks–1.69%
PepsiCo, Inc.	104,315	14,301,587
Shares		Value
Systems Software–8.36%
Microsoft Corp.	453,595	$63,063,313
ServiceNow, Inc.(b)	29,666	7,530,714
		70,594,027
Trading Companies & Distributors–0.11%
Fastenal Co.	27,323	892,642
Total Common Stocks & Other Equity Interests (Cost $682,994,636)		823,256,848
Money Market Funds–1.43%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	4,238,387	4,238,387
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	3,026,441	3,027,349
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	4,843,871	4,843,871
Total Money Market Funds (Cost $12,109,607)		12,109,607
TOTAL INVESTMENTS IN SECURITIES–98.94% (Cost $695,104,243)		835,366,455
OTHER ASSETS LESS LIABILITIES—1.06%		8,932,476
NET ASSETS–100.00%		$844,298,931
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$813,197,210	$10,059,638	$—	$823,256,848
Money Market Funds	12,109,607	—	—	12,109,607
Total Investments	$825,306,817	$10,059,638	$—	$835,366,455
Invesco V.I. Core Equity Fund